Document and Entity Information	0 Months Ended
Jun. 06, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 06, 2014
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Jun. 06, 2014
Document Effective Date	Jun. 06, 2014
Prospectus Date	May 01, 2014
Growth Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGRA
Growth Portfolio | Class 2
Risk/Return:
Trading Symbol	ASGRB